RELATED PARTIES - TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
RELATED PARTIES - TRANSACTIONS AND BALANCES
NOTE 16 - RELATED PARTIES - TRANSACTIONS AND BALANCES:

a.	Transactions with related parties:

1)	Key management personnel include members of the Board of Directors, the Chief Executive Officer, Chief Operating Officer, Chief Medical Officer and Chief Financial Officer.

2)	The Company granted stock options to certain key management personnel and directors, see note 11d.

3)	Key management compensation:

	Year ended December 31,
	2019	2018	2017
	U.S. dollars in thousands

Labor cost and related expenses	1,537	1,180	1,048
Share-based compensation	1,146	868	4,694
Directors fee and services	415	429	577
Others	23	30	109
	3,121	2,507	6,428

b.	Balances with related parties:

	December 31,
	2019	2018
	U.S. dollars in thousands
Key management:

Payables and accrued expenses	244	9
Severance pay obligations	70	65
Provision for vacation	194	186
Directors fee and services	106	74